Financial instruments	12 Months Ended
Jun. 30, 2018
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Financial instruments

Note 25. Financial instruments

Financial risk management objectives

The consolidated entity’s activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk. The consolidated entity uses different methods to measure and manage the different types of risks to which it is exposed. These methods include monitoring the levels of exposure to interest rates and foreign exchange, ageing analysis and monitoring of specific credit allowances to manage credit risk, and, rolling cash flow forecasts to manage liquidity risk.

Market risk

Foreign currency risk

The consolidated entity operates internationally and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the US dollars (‘USD’). Foreign exchange risk arises from future transactions and recognised assets and liabilities denominated in a currency that is not the entity’s functional currency and net investments in foreign operations.

As of June 30, 2018, the consolidated entity did not hold derivative financial instruments in managing its foreign currency, however, the consolidated entity may from time to time enter into hedging arrangements where circumstances are deemed appropriate. The consolidated entity used natural hedging to reduce the foreign currency risk, which involved processing USD payments from cash held in USD. Foreign subsidiaries with a functional currency of Australian Dollars (‘AUD’) have exposure to the local currency of these subsidiaries and any other currency these subsidiaries trade in.

The carrying amount of the consolidated entity’s foreign currency denominated financial assets and financial liabilities at the reporting date was as follows:

	Assets		Liabilities
	2018	2017	2018	2017
	A$’000	A$’000	A$’000	A$’000

US dollars	317	5,797	896	1,010
Pound Sterling	—	—	—	84

	317	5,797	896	1,094

The consolidated entity had net assets denominated in foreign currencies of A$578,937 as at June 30, 2018 (2017: net assets A$4,703,223).

If the AUD had strengthened against the USD by 10% (2017: 10%), Euro by 10% (2017: 10%), GBP by 10% (2017: 10%) respectively then this would have had the following impact:

	AUD strengthened			AUD weakened
Consolidated - 2018	% change	Effect on profit before tax	Effect on equity	% change	Effect on profit before tax	Effect on equity
		A$’000	A$’000		A$’000	A$’000

US dollars	10%	58	58	(10%)	(58)	(58)

	AUD strengthened			AUD weakened
Consolidated - 2017	% change	Effect on profit before tax	Effect on equity	% change	Effect on profit before tax	Effect on equity
		A$’000	A$’000		A$’000	A$’000

US dollars	10%	(478)	(478)	(10%)	478	478
Pound Sterling	10%	8	8	(10%)	(8)	(8)

		(470)	(470)		470	470

Price risk

The consolidated entity is not exposed to any significant price risk.

Interest rate risk

The consolidated entity’s exposure to market interest rates relate primarily to the investments of cash balances.

The consolidated entity has cash reserves held primarily in Australian dollars and United States dollars and places funds on deposit with financial institutions for periods generally not exceeding three months.

As at the reporting date, the consolidated entity had the following variable interest rate balances:

	2018		2017
	Weighted average interest rate	Balance	Weighted average interest rate	Balance
	%	A$’000%		A$’000

Cash at bank and in hand	0.04%	2,956	0.10%	8,455
Short term deposits	2.35%	3,000	2.40%	6,000

Net exposure to cash flow interest rate risk		5,956		14,455

The consolidated entity has cash and cash equivalents totalling A$5,956,000 (2017: A$14,455,000). An official increase/decrease in interest rates of 100 basis points (2017: 100 basis points) would have a favourable/adverse effect on profit before tax and equity of A$59,000 (2017: A$144,000) per annum. The percentage change is based on the expected volatility of interest rates using market data and analysts forecasts.

Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the consolidated entity. The entity is not exposed to significant credit risk on receivables.

The consolidated entity places its cash deposits with high credit quality financial institutions and by policy, limits the amount of credit exposure to any single counter-party. The consolidated entity is averse to principal loss and ensures the safety and preservation of its invested funds by limiting default risk, market risk, and reinvestment risk. The consolidated entity mitigates default risk by constantly positioning its portfolio to respond appropriately to a significant reduction in a credit rating of any financial institution.

There are no significant concentrations of credit risk within the consolidated entity. The credit risk on liquid funds is limited as the counter parties are banks with high credit ratings.

Credit risk is managed by limiting the amount of credit exposure to any single counter-party for cash deposits.

Liquidity risk

The consolidated entity manages liquidity risk by maintaining adequate cash reserves and by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities. In particular, contingent consideration may be satisfied either by payment of cash or by issue of shares, at the discretion of the entity.

Remaining contractual maturities

The following tables detail the consolidated entity’s remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the statement of financial position.

Consolidated	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
2018	%	A$’000	A$’000	A$’000	A$’000	A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,407	—	—	—	1,407
Accrued payables	—	576	—	—	—	576
Contingent consideration	—	4,250	—	4,650	1,394	10,294

Total non-derivatives		6,233	—	4,650	1,394	12,277

Consolidated	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
2017	%	A$’000	A$’000	A$’000	A$’000	A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,249	—	—	—	1,249
Accrued payables	—	614	—	—	—	614
Contingent consideration	—	4,250	—	4,650	1,394	10,294

Total non-derivatives		6,113	—	4,650	1,394	12,157

The cash flows in the maturity analysis above are not expected to occur significantly earlier than contractually disclosed above.